LEASES - Other Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other information:
Right-of-use assets obtained in exchange for lease liabilities	$ 69,886	$ 4,720
Cash paid for amounts included in the measurement of lease liabilities	$ 14,809	$ 15,725